Deferred Tax Liabilities (Details) - Schedule of Components of Deferred Tax Assets and Liabilities - MYR (RM)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Components of Deferred Tax Assets and Liabilities [Abstract]
Excess of net carrying amount over tax written down value of plant and equipment	RM 16,273,798	RM 3,225,600
Unabsorbed capital allowances	(3,979,418)	6,819,023
Intangible asset	6,054,273	8,068,858
Deferred tax assets and liabilities	RM 18,348,653	RM 18,113,481